Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4  -  PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2023	2022
Cost:
Office furniture and equipment	827	799
Laboratory equipment	1,938	1,915
Computers and auxiliary equipment	571	574
	3,336	3,288
Accumulated depreciation	1,749	1,537
Impairment of fixed assets (2)	1,426
Property and equipment, net	161	1,751

(1)	Depreciation expenses amounted to $212, $346 and $205 for the years ended December 31, 2023, 2022 and 2021, respectively.

(2)	impairment of fixed assets

On June 6, 2023, the Company announced that following a review of its business, resources and capabilities, it is exploring strategic alternatives (see Note 1A(4)).

As a result, due to changes in circumstances that indicate that the carrying amount of an asset (or asset group) mainly laboratory equipment for CRC screening development activities may not be recoverable, the Company reviewed such assets for impairment in accordance with ASC 360-10 “Accounting for the Impairment or Disposal of Long-Lived Assets” and determined that the fixed assets are considered to be impaired by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Therefore, the Company recorded an impairment loss of 1,426 for the year ended December 31,2023.